Noncontrolling Interest in Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest in Subsidiary [Abstract]
Percentage of ownership in Mare Success S.A. by Polaris Oil Shipping Inc.	49.00%
Capital contribution to subsidiary		$ 20,408
Capital contribution to subsidiary by Tsakos Energy Navigation Limited		10,408
Percentage of ownership in Mare Success S.A. by Tsakos Energy Navigation Ltd	51.00%
Capital contribution to subsidiary by Polaris Oil Shipping Inc.		$ 10,000
Percentage Of Revenue Generated By Single Charterer	7.00%	8.30%